Income and Expenses - Finance Expense (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Fair value adjustments of financial instruments measured at fair value		€ 277.8	€ 17.3	€ 0.0
Amortization of financial instruments		21.9	3.1	0.3
Interest expenses related to lease liabilities		2.9	2.0	1.7
Interest expenses related to financial assets		2.5	0.0	0.0
Foreign exchange differences, net		0.0	42.6	0.0
Finance expenses	[1]	€ 305.1	€ 65.0	€ 2.0

[1]	Finance expenses disclosed separately in prior periods have been condensed. Please refer to Note 7.8 for further details on finance expenses.